FAIR VALUE MEASUREMENTS - Financial and Non-Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Investment in equity securities, at fair value:	$ 1,675	$ 2,763
Short term investments:	12,011	1,462
Term deposit, non current:		3,065
Investment in warrants - Designated as investment measured at FVTPL	5	164
Investment in convertible loan-AFS	296	281
Investment in convertible loan-Designated as investment measured at FVTPL		482
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short term investments:		0
Term deposit, non current:		0
Level 1 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Investment in equity securities, at fair value:	1,675	2,763
Investment in warrants - Designated as investment measured at FVTPL		0
Investment in convertible loan-AFS		0
Investment in convertible loan-Designated as investment measured at FVTPL		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short term investments:		1,462
Term deposit, non current:		3,065
Level 2 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Investment in equity securities, at fair value:		0
Short term investments:	12,011
Investment in warrants - Designated as investment measured at FVTPL	5	164
Investment in convertible loan-AFS		0
Investment in convertible loan-Designated as investment measured at FVTPL		0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short term investments:		0
Term deposit, non current:		0
Level 3 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Investment in equity securities, at fair value:		0
Investment in warrants - Designated as investment measured at FVTPL		0
Investment in convertible loan-AFS	$ 296	281
Investment in convertible loan-Designated as investment measured at FVTPL		$ 482